INTANGIBLE ASSETS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 1,145	¥ 3,311	¥ 656
Expected amortization expense of intangible assets in next twelve months	2,705
Expected amortization expense of intangible assets year two	2,705
Expected amortization expense of intangible assets year three	2,705
Expected amortization expense of intangible assets year four	2,705
Expected amortization expense of intangible assets year five	2,705
Expected amortization expense of intangible assets thereafter	5,407
Impairment losses on intangible assets	¥ 0	¥ 9,831	¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment losses on property, equipment and software	Impairment losses on property, equipment and software	Impairment losses on property, equipment and software